Provisions	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Provisions	Provisions
The amounts of provisions in 2021 and 2020 are as follows:

	12/31/2021			12/31/2020
Millions of euros	Current	Non-current	Total	Current	Non-current	Total
Employee benefits	1,003	5,395	6,398	930	4,960	5,890
Termination plans	254	374	628	306	479	785
Post-employment defined benefit plans	8	400	408	8	484	492
Other benefits	741	4,621	5,362	616	3,997	4,613
Dismantling of assets	25	552	577	32	645	677
Other provisions	413	1,715	2,128	342	1,552	1,894
Total	1,441	7,662	9,103	1,304	7,157	8,461

a) Employee benefits
In 2021 the Group recorded a provision of 1,663 million euros (71 million euros in 2020). In 2021, 1,382 million euros corresponds to Teléfonica Spain, mainly relating to the Individual Suspension Plan described in “Other benefits”. The distribution by segment of the restructuring costs, in terms of their impact on operating income, is as follows:

Millions of euros	2021	2020
Telefónica Spain	1,382	(2)
Telefónica Germany	22	37
Telefónica Hispam	174	17
Other companies	85	19
Total	1,663	71
Termination plans
The movement in provisions for termination plans in 2021 and 2020 is as follows:

Millions of euros	Total
Provisions for termination plans at 12/31/2019	1,215
Additions	73
Retirements/amount applied	(456)
Transfers	(14)
Translation differences, hyperinflation adjustments and accretion	(33)
Provisions for termination plans at 12/31/2020	785
Additions	249
Retirements/amount applied	(409)
Translation differences, hyperinflation adjustments and accretion	3
Provisions for termination plans at 12/31/2021	628

Telefónica Spain
The 2011-2013 labor force reduction plan in Telefónica de España, concluded with 6,830 participating employees and the provisions recorded at December 31, 2021 and 2020 amounted to 145 million euros and 312 million euros, respectively. The amount for this provision classified as current totaled 107 million euros at December 31, 2021.
The companies bound by these commitments calculated provisions required at 2021 and 2020 year-ends using the biometric table PERM2020 published in the resolution of December 17, 2020 combined with the invalidity table published in the ministerial order of 1977 and a high quality credit market based interest rate.
The discount rate used for the termination plans of Telefónica Spain at December 31, 2021 was 0.07% with an average plan length of 0.89 years.
Post-employment defined benefit plans
The Group has a number of defined benefit plans in the countries where it operates. The following tables present the main data of these plans:

12/31/2021
Millions of euros	Germany	Brazil	Hispam	Others	Total
Obligation	322	549	67	22	960
Assets	(99)	(660)	—	(15)	(774)
Net provision before asset ceiling	223	(111)	67	7	186
Asset ceiling	—	199	—	—	199
Total	223	88	67	7	385
Net provision	231	103	67	7	408
Net assets	8	15	—	—	23

12/31/2020
Millions of euros	Germany	Brazil	Hispam	Others	Total
Obligation	350	643	74	19	1,086
Assets	(95)	(693)	—	(13)	(801)
Net provision before asset ceiling	255	(50)	74	6	285
Asset ceiling	—	173	—	—	173
Total	255	123	74	6	458
Net provision	262	149	74	7	492
Net assets	7	26	—	1	34
The movement in the present value of obligations in 2021 and 2020 is as follows:

Millions of euros	United Kingdom	Germany	Brazil	Hispam	Other	Total
Present value of obligation at 12/31/2019	1,858	304	982	78	17	3,239
Translation differences	(38)	—	(280)	(12)	(1)	(331)
Current service cost	—	10	5	4	1	20
Interest cost	—	3	55	4	—	62
Actuarial losses and gains	—	37	(81)	4	—	(40)
Benefits paid	—	(4)	(38)	(3)	(1)	(46)
Transfers	(1,820)	—	—	—	—	(1,820)
Other movements	—	—	—	(1)	3	2
Present value of obligation at 12/31/2020	—	350	643	74	19	1,086
Translation differences	—	—	5	(4)	1	2
Current service cost	—	10	4	2	1	17
Interest cost	—	2	48	7	—	57
Actuarial losses and gains	—	(36)	(115)	(4)	1	(154)
Benefits paid	—	(4)	(36)	(4)	(1)	(45)
Plan curtailments	—	—	—	(22)	—	(22)
Other movements	—	—	—	18	1	19
Present value of obligation at 12/31/2021	—	322	549	67	22	960
Movements in the fair value of plan assets in 2021 and 2020 are as follows:

Millions of euros	United Kingdom	Germany	Brazil	Other	Total
Fair value of plan assets at 12/31/2019	1,839	93	1,038	12	2,982
Translation differences	(36)	—	(297)	(1)	(334)
Interest income	—	1	57	—	58
Actuarial losses and gains	—	1	(57)	—	(56)
Company contributions	—	2	—	—	2
Benefits paid	—	(2)	(36)	—	(38)
Transfers	(1,803)	—	—	2	(1,801)
Other movements	—	—	(12)	—	(12)
Fair value of plan assets at 12/31/2020	—	95	693	13	801
Translation differences	—	—	6	1	7
Interest income	—	—	51	—	51
Actuarial losses and gains	—	3	(42)	—	(39)
Participants contributions	—	2	—	—	2
Benefits paid	—	(2)	(33)	—	(35)
Transfers	—	1	—	1	2
Other movements	—	—	(15)	—	(15)
Fair value of plan assets at 12/31/2021	—	99	660	15	774
Telefónica United Kingdom Pension Plan
Transfers of 2020 included the reclassification of Post-employment defined benefit plans of Telefónica United Kingdom to "Liabilities associated with non-current assets and disposal groups held for sale" of the statements of financial position (see Note 30).
The Telefónica United Kingdom Pension Plan provided pension benefits to the various companies of the Telefónica Group in the United Kingdom coming from the O2 Group. The Plan comprised a defined contribution and defined benefit sections. The defined benefit sections were closed to future accrual starting from February 28, 2013. The companies continued providing retirement benefits through the defined contribution sections of the plan.
The number of beneficiaries of these plans at December 31, 2020 were 4,397. At December 31, 2020, the weighted average duration of the plan was 22 years.
The following table presents the main data of this plan at December 31, 2020:

Millions of euros
Obligation	1,979
Assets	(2,019)
Total	(40)
Net provision	4
Net assets	44
The movement in the present value of obligations in 2020 was as follows:

Millions of euros
Present value of obligation at 12/31/2019	1,858
Translation differences	(101)
Interest cost	36
Actuarial losses and gains	234
Benefits paid	(48)
Present value of obligation at 12/31/2020	1,979
Movements in the fair value of plan assets in 2020 were as follows:

Millions of euros
Fair value of plan assets at 12/31/2019	1,839
Translation differences	(99)
Interest income	36
Company contributions	90
Benefits paid	(48)
Actuarial losses and gains	203
Other movements	(2)
Fair value of plan assets at 12/31/2020	2,019
The main actuarial assumptions used in valuing the plan were as follows:

12/31/2020
Nominal rate of pension payment increase	2.75%
Discount rate	1.35%
Expected inflation	2.80%
Mortality tables	95% S2NMA/S2NFA
CMI 2019 1% 7 and a initial addition of 0.25%
Fair value of Plan assets was as follows:

Millions of euros	12/31/2020
Credit instruments	1,876
Cash equivalents	143
Total	2,019
Telefónica Brazil pension plans
Telefónica Brazil sponsors the following post-employment benefit plans:

Plans	Management entity	Sponsor
Health plans
Plano de Assistência Médica ao Aposentado y Programa de Coberturas Especiais (PAMA/PCE)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
Assistencia médica – Lei 9.656/98	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog and TIS
Pension plans
PBS Assistidos (PBS-A)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
CTB	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Visão Prev	Telefônica Brasil
Planes VISAO	Visão Prev	Telefônica Brasil, Terra Networks, TGLog, TIS and Clound Co

The main actuarial assumptions used in valuing these plans are as follows:

	12/31/2021	12/31/2020
Discount rate	8.56% - 8.78%	6.37% - 7.88%
Nominal rate of salary increase	4.32% - 6.09%	4.58% - 6.35%
Long-term inflation rate	3.25%	3.50%
Growth rate for medical costs	6.35%	6.61%
Mortality tables	AT 2000 M/F	AT 2000 M/F
The discount rate and growth rate for medical costs are considered to be the most significant actuarial assumptions with a reasonable possibility of fluctuations depending on demographic and economic changes and may significantly change the amount of the post-employment benefit obligation. The sensitivity to changes in these assumptions is shown below:

	Present value of the discounted obligation at the current discount rate	Present value of the obligation by increasing the discount rate by 0.5%	Present value of the obligation by reducing the discount rate by 0.5%
Pension plans	327	315	340
Health plans	222	208	237
Total obligation	549	523	577

	Present value of the obligation at the current growth rate for medical costs	Present value of the obligation by increasing the rate by 1%	Present value of the obligation by reducing the rate by 1%
Pension plans	327	327	327
Health plans	222	254	195
Total obligation	549	581	522
Other employee benefits
Telefónica de España, Telefónica Móviles España and Telefónica Soluciones Individual Suspension Plans
In 2015 Telefónica de España, S.A.U., Telefónica Móviles España, S.A.U. and Telefónica Soluciones de Informática y Comunicaciones de España, S.A.U. signed the first Collective Bargaining Agreement of Related Companies (CEV). This agreement considered elements that included a plan of measures for individual suspension of the employment relationship in 2016 and 2017, applying principles of voluntariness, universality, non-discrimination and social responsibility. In December 2016, the Collective Bargaining Agreement of Related Companies was extended until 2018 by virtue of the provisions thereof. In September 2019 Telefónica España signed the second Collective Agreement of Related Companies that includes, among other aspects, an "Individual Suspension Plan" that is completely voluntary for the year 2019, with the same conditions as the previous one. In 20201, Telefónica España signed a Social Pact for Employment supported by the largest trade unions, which contemplate and Individual Suspension Plan of employment, fully voluntary (see Note 2).
These plans are based on mutual agreement between the company and employees and entail the possibility of voluntarily suspending the employment relationship for an initial three-year period, renewable for consecutive three-year periods until the retirement age. Employees who meet the age and seniority requirements may enter the Individual Suspension Plans (PSI) in the periods opened for these purposes.
At the end of each period, the current value of the forecast payment flows to meet the commitments of these programs (applying certain hypotheses regarding estimated number of accessions and future reintegration ratio) is recognized. At 2021 and 2020 year-ends, this figure was calculated using the biometric table PERM2020 published in the resolution of December 17, 2020 combined with the invalidity table published in the ministerial order of 1977 and a high quality credit market based interest rate.
The provision at December 31, 2021 amounted to 5,228 million euros (4,490 million euros at December 31, 2020).
The discount rate used for these provisions at December 31, 2021 was 0.52% with an average plans length of 4.14 years.
Sensitivity of the valuation
The table below shows the sensitivity of the value of termination, post-employment and other obligations, including the Individual Suspension Plans of Telefónica Group companies in Spain to changes in the discount rate:

-100 b.p.		+100 b.p.
Impact on value	Impact on income statement	Impact on value	Impact on income statement
(226)	(226)	211	211
A 100 b.p. increase in the discount rate would reduce the value of the liabilities by 211 million euros and have a positive impact on the income statement of 211 million euros before tax. On the other hand, a 100 b.p. decrease in the discount rate would increase the value of the liabilities by 226 million euros and have a negative impact on the income statement of 226 million euros before tax.
The Telefónica Group actively manages this position and has arranged a derivatives portfolio to significantly reduce the impact of changes in the discount rate (see Note 19).
b) Provisions for dismantling of assets
The movement of provision for dismantling of assets in 2021 and 2020 is as follows:

Millions of euros
Dismantling of assets at December 31, 2019	943
Additions	83
Accretion	130
Retirements/amount applied	(116)
Transfers	(296)
Translation differences and other	(67)
Dismantling of assets at December 31, 2020	677
Additions	36
Accretion	(39)
Retirements/amount applied	(35)
Transfers	(4)
Business sale	(47)
Translation differences and other	(11)
Dismantling of assets at December 31, 2021	577
"Business sale” in 2021 includes the second phase of the sale of towers by Telefonica Germany (see Note 2).
Transfers of 2020 included the reclassification of provisions for dismantling of assets of Telefónica United Kingdom, amounting to 89 million euros, and the telecommunications towers division of Telxius, amounting to 212 million euros to "Liabilities associated with non-current assets and disposal groups held for sale" of the statements of financial position (see Note 30).
The detail by segments of provision for dismantling of assets in 2021 and 2020 is as follows:

Millions of euros	12/31/2021	12/31/2020
Telefónica Spain	21	6
Telefónica Germany	396	503
Telefónica Brazil	60	64
Telefónica Hispam	100	99
Other companies	—	5
Total	577	677
c) Other provisions
The movement in “Other provisions” in 2021 and 2020 is as follows:

Millions of euros
Other provisions at December 31, 2019	2,316
Additions and accretion	568
Retirements/amount applied	(500)
Transfers	(62)
Translation differences and other	(428)
Other provisions at December 31, 2020	1,894
Additions and accretion	795
Retirements/amount applied	(600)
Transfers	45
Translation differences and other	(6)
Other provisions at December 31, 2021	2,128

Transfers of 2020 included the reclassification of other provisions of Telefónica United Kingdom amounting to 74 million euros to "Liabilities associated with non-current assets and disposal groups held for sale" of the statements of financial position (see Note 30).
The Group is exposed to risks of claims and litigation, mainly relating to tax and regulatory proceedings, and labor and civil claims.
Given the nature of the risks covered by these provisions, no reliable schedule of potential payments, if any, can be determined.
Telefónica Brazil
Telefônica Brasil, S.A. and its subsidiaries are party to administrative and judicial proceedings and labor, tax and civil claims filed in different courts. The Telefónica Group management based on the opinion of its legal counsel, recognized provisions for proceedings for which an unfavorable outcome is considered likely.
The balance of these provisions at December 31, 2021 and December 31, 2020 is shown in the following table:

Millions of euros	12/31/2021	12/31/2020
Tax proceedings	340	282
Regulatory proceedings	314	189
Labor claims	77	78
Civil proceedings	148	137
Total	879	686
Additionally, Telefónica Brazil recognized contingent liabilities according to IFRS 3 generated on acquisition of the controlling interest of Vivo Participaçoes in 2011 and GVT in 2015. These contingent liabilities amounted to 77 million euros at December 31, 2021 (129 million euros at December 31, 2020).
The detail of provisions for tax proceedings by nature of risk is as follows:

Millions of euros	12/31/2021	12/31/2020
Federal taxes	118	98
State taxes	133	98
Municipal taxes	6	6
FUST	83	80
Total	340	282
The breakdown of changes in provisions for tax proceedings in 2021 and 2020 is as follows:

Millions of euros
Balance at 12/31/2019	348
Movements with a counterparty in the income statement	21
Write-offs due to payment	(4)
Monetary updating	22
Translation differences	(105)
Balance at 12/31/2020	282
Movements with a counterparty in the income statement	44
Write-offs due to payment	(19)
Monetary updating	29
Translation differences	4
Balance at 12/31/2021	340
Group management and legal counsel understand that losses are possible from tax contingencies in federal, state, municipal and other taxes for an aggregated amount of 4,786 million euros as of December 31, 2021 (4,606 million euros as of December 31, 2020). The possible contingencies from income tax proceedings (federal tax) are described in Note 25.
Noteworthy state tax-related contingencies include the "ICMS" tax (see Note 25). Moreover, Telefónica Brazil presently has different open proceedings regarding the Fundo de Universalização de Serviços de Telecomunicações (FUST, refer to Note 29).
With regard to regulatory proceedings, Telefónica Brazil is party to administrative proceedings against Agencia Nacional de Telecomunicações (ANATEL) based on an alleged failure to meet sector regulations and judicial proceedings to contest sanctions applied by ANATEL at the administrative level. At December 31, 2021, consolidated provisions totaled 314 million euros (189 million euros at December 31, 2020). In addition, Group management and legal counsel understand that losses are possible from regulatory contingencies amounting to 719 million euros at December 31, 2021 (881 million euros at December 31, 2020), including the sanction for breaches of the Fixed Telephony Regulation (see Note 29.a).
In addition, Group management and legal counsel understand that losses are possible from civil proceedings, amounting to 335 million euros at December 31, 2021 (529 million euros at December 31, 2020).
In some situations, in connection with a legal requirement or presentation of guarantees, judicial deposits are made to secure the continuance of the claims under discussion. The judicial deposits by nature of risk at December 31, 2021 and December 31, 2020 are as follows:

Millions of euros	12/31/2021	12/31/2020
Tax proceedings	238	228
Labor claims	29	38
Civil proceedings	132	149
Regulatory proceedings	45	42
Garnishments	4	5
Total	448	462
Current (see Note 15)	17	28
Non-current (see Note 12)	431	434